Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Basis of presentation [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

3.      SIGNIFICANT ACCOUNTING POLICIES

Use of Accounting Estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes in the reported period. While the significant estimates made by management in the preparation of the consolidated financial statements are reasonable, prudent, and evaluated on an ongoing basis, actual results may differ materially from those estimates. The information below outlines several accounting policies applied by the Company in preparing its consolidated financial statements that involve complex situations and judgment in the development of significant estimates and assumptions. Significant estimates made by management include, but are not limited to: economic lives of leased assets; inputs used in the valuation of inventory; allowances for potential collectability of accounts receivable, provisions for inventory obsolescence; impairment assessment of long- lived assets; depreciable lives of property, plant and equipment; useful lives of intangible assets; accruals for contingencies including tax contingencies; valuation allowances for deferred income tax assets; and estimates of the fair value of stock-based payment awards.

Consolidation

The determination of whether or not to consolidate entities under U.S. GAAP requires significant judgment.

Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. The Company treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Company. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in equity and attributable to the controlling interest.

In regard to the Company’s interests in entities that do not meet the requirements for consolidation, refer to Investments discussion later in this footnote.

Foreign Currencies

The functional currency of the Company, and for each subsidiary, is the currency of the primary economic environment in which it operates. All figures presented in the consolidated financial statements are reflected in U.S. dollars, which is the functional currency of the Company and all of its subsidiaries.

Once the Company determines the functional currency of a subsidiary, it is consistently used unless there are significant and clear indications that the functional currency has changed in economic facts and circumstances. Previously issued financial statements are not restated for any change in the functional currency.

Any transactions not denominated in the Company’s functional currency are considered foreign currency transactions, and exchange differences arising from translation are recognized in profit or loss.

Cash and Cash Equivalents

Cash and cash equivalents are comprised of cash balances at financial institutions and highly liquid short-term investments with original maturities of three months or less that are readily convertible into known amounts of cash. Cash and cash equivalents are stated at cost which approximates fair value. Cash and cash equivalents are primarily held in U.S. dollars, Canadian dollars, Euros, and Colombian pesos. Cash and cash equivalents are invested in banks in the U.S., Canada, Columbia. and Germany. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company has not experienced any losses on deposits of cash and cash equivalents.

Restricted Cash

Restricted cash is comprised of cash on deposit for payments related to the cash on deposit for certain of the Company’s lease arrangements.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and accounts receivable. The Company limits its exposure by primarily placing its cash in accounts with high credit quality financial institutions.

The Company derives its accounts receivable from revenues earned from customers. The Company bases credit decisions primarily on a customer’s past credit history, before the customer is granted standard credit terms, which range from net 30 to 60 days.

As of December 31, 2022, four of the Company’s customers accounted for an aggregate of approximately 55% of the Company’s outstanding accounts receivable.

As of December 31, 2021, three of the Company’s customers accounted for an aggregate of approximately 43% of the Company’s outstanding accounts receivable.

Accounts Receivable

Accounts receivable represent payments due to the Company for previously recognized net sales, reduced by an allowance for doubtful accounts for balances which are estimated to be uncollectible at period end.

Allowance for Doubtful Accounts

The Company records it allowance for doubtful accounts based on its assessment of various factors, including historical experience, age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions and other factors that may affect the customers’ ability to pay. Allowance for doubtful accounts as of December 31, 2022 and 2021 were $885 and $917 respectively.

Other Receivables

Other receivables arise from transactions other than credit sales. The Company’s other receivables primarily relate to value added taxes, other taxes and recoverable sales.

Inventories

Inventories consist of raw materials, work-in-progress, and finished goods, and are valued at the lower of cost and net realizable value. Cost is determined using the weighted average cost method. Net realizable value is equal to the estimated selling price in the ordinary course of business, less estimated costs of sale or completion. Cost of inventories include all direct expenditures to get the inventory ready for sale, attributable overhead, and are determined as follows:

Raw materials

•        Purchase costs on a weighted average cost basis.

•        Consist of soil, fertilizers, seeds, and other supplies and consumables used in the cultivation and processing of cannabis. In addition, flavorings, sugars, vitamins, additives, and components used to manufacture finished goods including bottles, packaging, and shrink wrap are used in the production of the Company’s nutraceutical products.

Work-in-progress

•        Costs of direct raw materials, labor, and attributable overhead incurred to cultivate cannabis plants, and process and develop cannabis derivatives, manufacture, handle and shipment of finished goods.

•        Consist of cannabis buds currently in the propagation, vegetation, or flowering stages (i.e. cultivated cannabis), and any harvested dry cannabis to be used in the production of cannabis derivatives (i.e. harvested cannabis and extracts).

Finished goods

•        Costs of direct raw materials, labor, and attributable overhead incurred based on normal operating capacity to complete finished goods.

•        Consist of completed cannabis derivatives, such as cannabis oils and capsules (i.e. cannabis extracts); health and wellness supplements such as liquid and solid dose personal cleansing products, dietary supplements, and personal health care items.

The Company writes down inventory for any obsolescence during the period or when the net realizable value of inventory is less than the carrying value. These adjustments are estimates, which could vary significantly, either favorably or unfavorably, from the amounts that the Company may ultimately realize upon the disposition of inventories if future economic conditions, customer inventory levels, product discontinuances, sales return levels or competitive conditions differ from the Company’s estimates and expectations. Any inventory write-downs to net realizable value are not reversed for subsequent recoveries in value, except in cases of changes in exchange rates.

Investments

The Company determines the appropriate classification of its equity investments at the date of purchase and reevaluates the classification at the statement of financial position date. The Company measures equity instruments at fair value and recognizes any changes in fair value in its consolidated statement of operations. The Company measures equity investments without a readily determinable fair value that do not qualify for the net asset value practical expedient under Topic 820 at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

In regards to the Company’s interests in entities that do not meet the requirements for consolidation, the Company uses either the cost method of accounting whereby it records the investments at historical cost (as a policy choice in accordance with ASC 321 measurement alternative) or the equity method of accounting whereby it records its share of the underlying income or loss of these entities, as well as adjustments for basis differences. The evaluation of whether the Company exerts control or significant influence over the financial and operational policies of an entity requires judgment based on the facts and circumstances surrounding each individual entity.

Equity Method Investments

Investments are assessed to determine whether they qualify as an investment in an entity that does not represent a controlling financial interest but provides the Company with significant influence in the investee. The Company determines whether the equity investment is an in-substance common share investment in the entity. This assessment considers subordination, risks and rewards of ownership, and obligation to transfer value in determining whether risks and reward characteristics that are substantially similar to the entity’s common shares. The Company applies judgment in considering various indicators of the ability to exercise significant influence over the investee, such as through ownership of 20% or more of the investee voting stock but not greater than 50%, board representation, and/or participation in the financial, operating, or governance decisions made by the investee.

Investments where the Company has the ability to exercise significant influence in the investee qualify for equity method accounting and are presented separately on the consolidated statements of financial position. The equity method investment is recognized using a cost accumulation model, based on the cost of consideration transferred and related transaction costs.

Fair Value of Financial Instruments

The Company’s financial instruments are measured and reported at fair value, which is the price receivable upon sale of an asset or payable upon transfer of a liability in the principal or most advantageous market for the asset or liability, conducted in an orderly transaction between market participants at the measurement date. Carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable, and accounts payable (trade and accrued liabilities) approximate their fair value, as the time between initiation and the eventual realization of their value is relatively short-term in nature. Estimates of the fair value of an asset or liability consider the unique characteristics of the asset or liability, and consider inputs such as liquidity risk, foreign exchange risk, and volatility.

The fair value hierarchy is based on the lowest level input that is significant to the fair value measurement as a whole:

•        Level 1 — Based on quoted (unadjusted) market prices in active markets using observable inputs, for identical assets or liabilities;

•        Level 2 — Based on inputs other than quoted prices in active markets, that is significant to the fair value measurement is directly or indirectly observable;

•        Level 3 — Based on unobservable inputs, where little to no market data exists, that is significant to the fair value measurement is unobservable and thus require more assumptions by the Company.

For assets and liabilities recognized at fair value on a recurring basis, the Company reassesses categorization to determine whether changes have occurred between the hierarchy levels at the end of each reporting period.

Property, Plant and Equipment, Net

Property, plant and equipment, net is recorded at cost, net of accumulated depreciation and any accumulated impairment losses, if applicable. Attributed costs include the original cost of the item, any direct materials and labor to bring the asset into working condition, borrowing costs, and costs of replacing parts if the recognition criteria are met. All other repair and maintenance costs are recognized in the consolidated statement of operations as incurred.

Depreciation begins when the asset becomes available for use and is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Estimated Useful Life (In Years)
Land	N/A – indefinite
Buildings & warehouse	2 – 40 years
Leasehold improvements	Shorter of lease term or useful life
Furniture and appliances	5 years
Agricultural equipment	2 – 10 years
Computer equipment	3 years
Laboratory equipment	3 – 20 years

The Company reviews the depreciation method, residual values, and useful lives of property, plant and equipment at least annually and adjusts prospectively, if appropriate.

The carrying amount of an asset and any significant part is derecognized on disposal of the asset, or when no future economic benefits are expected from its continued use. Any gain or loss arising on derecognition of the asset (equal to the difference between the net disposal proceeds and the carrying amount) is included in the consolidated statement of operations in the period of derecognition.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. If events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, the Company estimates the undiscounted future cash flows (excluding interest) resulting from the use of the asset and its ultimate disposition. If the sum of the undiscounted cash flows (excluding interest) is less than the carrying value, the Company recognizes an impairment loss, measured as the amount by which the carrying value exceeds the fair value of the asset. We recognized an impairment charge of $14,160 related to our long-lived assets during the year ended December 31, 2022. For more information refer to Note 21. There were no impairment charges to long-lived assets during the year ended December 31, 2021.

Borrowing costs, which consist of interest and other costs incurred by the Company in connection with the borrowing of funds, are capitalized as part of the cost of a qualifying asset if it is directly attributable to the acquisition, construction or production of the respective asset. All other borrowing costs are expensed in the period in which they are incurred.

Intangible Assets

Intangible assets include the licenses acquired as part of the acquisition of Herbal Brands and Clever Leaves through business combinations (Note 8), as well as trade name, customer relationships, contracts and customer lists. Intangible assets acquired in a business combination are initially recognized as cost at their fair value based on the present value of expected future cash flows as at the date of acquisition. After initial measurement, intangible assets are carried at cost less accumulated amortization and any accumulated impairment losses. Costs of internally developed intangible assets are not capitalized, and related expenditures are recognized in profit or loss as incurred.

Intangible assets are assessed to determine whether they have finite or indefinite useful lives, and the carrying values and remaining estimated useful lives are subject to impairment testing to determine if events or circumstances warrant a revision.

Intangible Assets with Finite Useful Lives

Intangible assets with finite lives are amortized over their respective useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The Company reviews the amortization period and the amortization method for an intangible asset with a finite useful life on an annual basis. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset is accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates to be applied prospectively. The amortization expense on intangible assets with finite lives is recognized in profit or loss. The finite lived intangible assets acquired in the Herbal Brands acquisition and the related estimated useful lives at time of acquisition were as follows:

Remaining Useful Life at the Acquisition Date (In Years)
Finite-lived intangible assets:
Customer contracts	8.7
Customer relationships	4 – 7
Customer list	5
Trade name	10

Amortization of finite lived intangibles is calculated on a straight — line basis over the estimated useful lives of the assets.

Intangible Assets with Indefinite Useful Lives

Intangible assets with indefinite useful lives are not amortized but are subject to impairment testing at least annually. The assessment of indefinite life is reviewed on an annual basis to determine whether the indefinite life is still appropriate. If not, the change in useful life from indefinite to finite is made on a prospective basis as a change in accounting estimate.

Intangible assets are not revalued subsequently. Intangible assets are subject to impairment testing at least annually and such test considers the estimated future cash flows expected to result from use of the intangible asset or asset group, and eventual disposal. An indefinite-life intangible asset is considered impaired if its fair value is less than its carrying amount.

2024 Note Purchase Agreement

On July 19, 2021, the Company entered into a Note Purchase Agreement with Catalina LP (the “Note Purchase Agreement”) and issued a secured convertible note (the “Convertible Note”) to Catalina LP pursuant to the Note Purchase Agreement. Based upon the overall assessment of settlement possibilities, the Company concluded that the Convertible Note is not subject to ASC 480. In order for the Convertible Note to be subjected to ASC 480, this obligation must also be the predominant settlement outcome at inception. In the case of the Convertible Note, settlement may be in cash at maturity, converted based upon the First Conversion Feature (fixed rate conversion), converted based upon the Second Conversion Feature (fixed rate conversion), or settled with a variable number of shares under the Share Redemption Feature. Consistent with the objective allowing only a “small” amount of variability in settlement value, the Company determined that in order for the Convertible Note to be subject to ASC 480, there must be a 90% likelihood of settlement using a variable number of shares such that the monetary value is substantially fixed.

Warrant Liability

Warrants are accounted for in accordance with the applicable authoritative accounting guidance as either liabilities or as equity instruments depending on the specific terms of the agreements. Liability-classified instruments are recorded at fair value at each reporting period with any change in fair value recognized as a component of change in fair value of warrant liabilities in the consolidated statements of operations and comprehensive loss.

Revenue Recognition

The Company elected to use the practical expedient prescribed by the standard and applied the standard using a portfolio approach to contracts (or performance obligations) with similar characteristics, as the Company reasonably expects that the effects on the financial statements of applying this guidance to the portfolio would not differ materially from applying this guidance to the individual contracts (or performance obligations) within that portfolio. The Company’s policy is to recognize revenue at an amount that reflects the consideration that the Company expects that it will be entitled to receive in exchange for transferring goods or services to its customers. The Company’s policy is to record revenue when control of the goods transfers to the customer. The Company evaluates the transfer of control through evidence of the customer’s receipt and acceptance, transfer of title, the Company’s right to payment for those products and the customer’s ability to direct the use of those products upon receipt. Typically, the Company’s performance obligations are satisfied at a point in time, and revenue is recognized, either upon shipment or delivery of goods. In instances where control transfers upon customer acceptance, the Company estimates the time period it takes for the customer to take possession and the Company recognizes revenue based on such estimates. The transaction price is typically based on the amount billed to the customer and includes estimated variable consideration where applicable.

In instances when the Company’s products are sold under consignment arrangements, the Company does not recognize revenue until control over such products has transferred to the end consumer.

The Company’s net revenues are comprised of gross revenues from sales of products less expected product returns, trade discounts and customer allowances, which include costs associated with mark-downs and other price reductions. Product returns are not material to Company net sales.

The Company incurs costs associated with product distribution, such as freight and handling costs. The Company has elected to treat these costs as fulfillment activities and recognizes these costs at the same time that it recognizes the underlying product revenue.

See Note 16 for disaggregated revenue data.

Embedded Conversion Features

The Company evaluates embedded conversion features within convertible debt under ASC 815 “Derivatives and Hedging” to determine whether the embedded conversion features should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If the conversion feature does not require derivative treatment under ASC 815, the instrument is evaluated under ASC 470-20 “Debt with Conversion and Other Options” for consideration of any beneficial conversion feature.

Share-Based Compensation

The Company grants share-based awards to employees, directors and consultants of the Company as compensation for services rendered or performance achieved. We recognize the cost of share-based awards granted to employees, directors and consultants based on the estimated grant-date fair value of the awards. The fair value is recognized as compensation expense over the requisite service period for all awards that vest. For performance-based stock options, compensation cost is recognized over the requisite service period if it is probable that the performance condition will be satisfied. Compensation costs for awards that cliff vest and for graded vesting awards based solely on service conditions are recognized on a straight-line basis. Graded vesting based on performance conditions are recognized on a ratable basis over the requisite service period using the accelerated attribution model. For restricted stock, compensation cost is recognized over the original restriction period. The Company reverses previously recognized costs for unvested options in the period that forfeitures occur. The Company’s restricted stock units with a performance vesting condition were measured at fair value on its grant date using a risk-neutral Monte-Carlo simulation model. The Monte-Carlo model includes assumptions for expected term, volatility, risk free interest rate and dividend yield, each of which are determined in reference to the Company’s historical results. The Company determines the fair value of the stock options using the Black-Scholes option pricing model, which are impacted by the following assumptions:

•        Expected Term — Expected option term is calculated considering the weighted average mid-point of the vesting and expiry dates, compared to the grant date. The expected term used in the Monte-Carlo simulation model to determine the fair value of the market-based RSUs granted was 2.1 – 2.4 years.

•        Expected Volatility — Volatility range is based on historical industry volatility at the grant date.

•        Expected Dividend Yield — The dividend rate used is zero as we have never paid any cash dividends on common shares and do not anticipate doing so in the foreseeable future.

•        Risk-Free Interest Rate — The interest rates used are based on USD treasury yields at the grant date, with a term to maturity matching the expected option term.

Restructuring

Restructuring charges may occur when the Company takes action to exit or significantly curtail a part of the Company’s operations or change the deployment of assets or personnel. A restructuring charge can consist of an impairment, severance costs associated with reductions to the workforce, costs to terminate an operating lease or contract, write-off of inventory and charges for legal obligations for which no future benefit will be derived. For more information refer to Note 21.

Reportable Segments

Refer to Note 16 for more information on the Company’s operating segments.

Income Taxes

Current income tax assets and liabilities for the period are measured at the amount expected to be recovered from or paid to the taxation authorities and includes foreign income taxes from the Company’s operations that are consolidated, combined, for accounted for under the equity method. The tax rates and tax laws used to compute the amount are those that are enacted at the reporting date in the countries where the Company operates and generates taxable income.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Management makes an assessment of the likelihood that the resulting deferred tax assets will be realized. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company recognizes uncertain income tax positions at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Changes in recognition or measurement are reflected in the period in which judgment occurs.

The Company recognizes any interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying Consolidated Statements of Net Loss and Comprehensive Loss.

Net Loss Per Share

The Company applies basic and diluted net (loss) income per share attributable to the Company’s common shareholders when shares meet the definition of participating securities.

Basic net loss per share attributable to the Company shareholders is computed by dividing net loss by the weighted-average number of shares outstanding during the period without consideration of potentially dilutive common shares.

Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue the Company’s common shares were exercised or converted into common shares or resulted in the issuance of common shares that then shared in the earnings of the Company unless inclusion of such shares would be anti-dilutive. For periods in which the Company reports net losses, diluted net loss per common share attributable to the Company common shareholders is the same as basic net loss because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Research and Development Costs

The Company expenses research and development (“R&D”) costs as incurred. R&D includes expenditures for new products and process innovation, as well as significant technological improvements to existing products and processes. The Company’s R&D expenditures primarily consist of payroll-related costs and office and general costs attributable to time spent on R&D activities. Other costs include depreciation and amortization of facilities and equipment and legal and professional fees related to R&D activities.

Reclassifications

As part of our ongoing efforts to enhance the transparency and consistency of our financial reporting, we have reclassified certain financial statement line items of our Form 10-K. We believe that these reclassifications provide a more accurate representation of our financial position and results of operations.

These reclassifications do not impact our previously reported financial results, as they represent a reorganization of the presentation of the financial statements rather than a change in the underlying accounting principles or policies. The reclassifications are intended to align our financial statement presentation with industry practices and improve comparability with peer companies.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and Form 10-K, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Recently Adopted Accounting Pronouncements

ASU No. 2016-02, Leases (Topic 842)

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2016-02, Leases (“ASU 2016-02”) and in July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements (“ASU 2018-11”) (collectively referred to as “ASC 842”). This guidance requires the recognition of right-of-use (“ROU”) assets and lease liabilities, arising from financing and operating leases, on the consolidated balance sheet, along with additional qualitative and quantitative disclosures. Companies are required to adopt this guidance using a modified retrospective approach and apply the transition provisions under the guidance at either 1) the later of the beginning of the earliest comparative period presented in the financial statements and the commencement date of the lease, or 2) the beginning of the period of adoption (i.e., on the effective date). Under the transition method using the second application date, a company initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption.

The Company adopted the guidance on January 1, 2022, beginning of our calendar year 2022, using the modified retrospective transition method and initially applied the transition provisions at January 1, 2022, which allowed us to continue to apply the legacy guidance in ASC 840 for periods prior to calendar year 2022. We elected the package of transition practical expedients, which among other things, allows us to keep the historical lease classifications and not have to reassess the lease classification for any existing leases as of the date of adoption. We also made the following accounting policy elections as allowed by ASC 842:

•        to apply the short-term lease exception, which allows us to keep leases with an initial term of twelve months or less off the statement of financial position.

•        to account for each separate lease component of a contract and its associated non-lease components as a single-lease component for all our leases.

As a result of the adoption of this standard, there was no adjustment to the opening balance of retained earnings as there was no cumulative effect adjustment at the date of adoption. Accordingly, the primary impact of adopting ASC 842 was the recognition of ROU assets and lease liabilities for operating leases of approximately $4,120 and $4,120, respectively for all existing leases which had remaining obligations as of January 1, 2022. ASC 842 did not have a material impact on our results of operations or statement of cash flow.

ASU No. 2021-04, Earnings Per Share (Topic 260)

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (“ASU No. 2021-04”), which provides a principles-based framework to determine whether an issuer should recognize the modification or exchange as an adjustment to equity or an expense. ASU No. 2021-04 requires issuers to account for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after the modification or exchange based on the economic substance of the modification or exchange. The amendments in ASU No. 2021-04 are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted for all entities, including adoption in an interim period. The adoption of ASU No. 2021-04 did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

ASU No. 2020-06, Debt (Topic 815)

In August 2020, the FASB issued ASU No. 2020-06, Debt — (Topic 815) (“ASU No. 2020-06”), which simplifies an issuer’s accounting for convertible instruments and its application of the derivatives scope exception for contracts in its own equity. The amendments in ASU No. 2020-06 are effective for public companies, other than smaller reporting companies, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the effect of adopting ASU No. 2020-06.

ASU No. 2016-13- Credit Losses on Financial Instruments (Topic 326)

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (collectively with amendments issued subsequently thereto, “ASC 326”). ASC 326 eliminates the probable recognition threshold for credit impairments. The new guidance broadens the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually to include forecasted information, as well as past events and current conditions. There is no specified method for measuring expected credit losses, and an entity is allowed to apply methods that reasonably reflect its expectations of the credit loss estimate. ASU 2016-13 will be effective for the Company beginning on January 1, 2023. The Company does not expect the adoption to have a material impact to its consolidated financial statements.